Related and Interested Parties (Transactions with Related and Interested Parties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Sales	$ 4	$ 5	$ 8
Cost of sales	8	19	97
Selling, transport and marketing expenses	10	7	8
Financing expenses (income), net	(1)	3	(9)
General and administrative expenses	1	1	1
Management fees to the parent company	$ 1	$ 1	$ 1